Business Combinations, Asset Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition
Schedule of businesses and assets acquired and initial consideration

	Initial Consideration (b)
Businesses and Assets Acquired (a)	Month	Total	Cash
	(in millions)
2012:
Purchase of noncontrolling interest in Omnipay	April	$49.0	$25.1
Clover Network, Inc.	December	56.1	36.1
Merchant portfolio acquisitions		1.9	1.9
		$107.0	$63.1

2011:
Merchant portfolio acquisitions		$19.2	$19.2

2010:
Redemption of Rockmount Investments, LLC (“Rockmount”) put in BAMS (c)		$213.3	$213.3
Merchant portfolio acquisitions		1.8	1.8
		$215.1	$215.1

(a)                  Includes businesses and assets consolidated by the Company upon acquisition.  For information related to equity method investments refer to Note 18 of these Consolidated Financial Statements.

(b)                  Includes cash acquired and debt assumed.

(c)                   Banc of America Merchant Services, LLC (“BAMS”)

Schedule of net assets acquired and net cash paid for acquisitions (at date of acquisition) for businesses and assets other than equity method investments

	Year ended December 31,
(in millions)	2012	2011	2010
Fair value of net assets acquired	$107.0	$19.2	$215.1
Less non-cash consideration	(43.9)	—	—
Less cash acquired	(2.0)	—	—
Net cash paid for acquisitions	$61.1	$19.2	$215.1

Schedule of changes to goodwill

(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Divested Operations	Totals
Balance as of January 1, 2011
Goodwill	$14,065.7	$3,451.4	$2,657.1	$177.0	$181.3	$20,532.5
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(177.0)	(181.3)	(3,235.6)
	12,959.2	2,056.2	2,281.5	—	—	17,296.9
Deconsolidation (a)	(42.8)	—	—	—	—	(42.8)
Purchase price adjustments	—	—	(4.5)	—	—	(4.5)
Other adjustments (primarily foreign currency)	—	—	(45.0)	—	—	(45.0)
Balance as of December 31, 2011
Goodwill	14,022.9	3,451.4	2,607.6	177.0	181.3	20,440.2
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(177.0)	(181.3)	(3,235.6)
	12,916.4	2,056.2	2,232.0	—	—	17,204.6
Acquisitions	48.9	—	—	—	—	48.9
Impairments	—	(4.5)	—	—	—	(4.5)
Other adjustments (primarily foreign currency)	—	—	33.5	—	—	33.5
Balance as of December 31, 2012
Goodwill	14,071.8	3,451.4	2,641.1	177.0	181.3	20,522.6
Accumulated impairment losses	(1,106.5)	(1,399.7)	(375.6)	(177.0)	(181.3)	(3,240.1)
	$12,965.3	$2,051.7	$2,265.5	$—	$—	$17,282.5

(a)         Relates to the deconsolidation of the Company’s transportation business. Refer to Note 18 of these Consolidated Financial Statements for additional information.